UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

(Address of principal executive offices) (Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

(Name and address of agent for service)

Copies to:

John Baker, Esq.

Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Everest America Fund
Schedule of Investments as of January 31, 2007 (UNAUDITED)

		COMMON STOCKS	Shares	Market Value

	5.92%	Software
		Apple Computer, Inc. *	2,500	$ 214,325
		QUALCOMM, Inc.	5,200	195,832
		Tektronix Inc.	7,600	214,852
				625,009
	2.00%	Telecommunications
		Citizens Communications Co.	14,400	211,104
				211,104
	15.59%	Healthcare
		Becton, Dickinson and Co.	2,800	215,432
		Gilead Sciences, Inc. *	2,900	186,528
		Mylan Laboratories, Inc.	10,300	228,042
		Patterson Companies, Inc. *	5,400	203,094
		Quest Diagnostics Inc.	3,400	178,432
		St Jude Medical Inc. *	5,100	218,076
		Thermo Electron Corp. *	4,093	195,850
		UnitedHealth Group Inc.	4,200	219,492
				1,644,946
	9.69%	Consumer Services
		CVS Corp.	6,200	208,630
		KB Home	3,900	211,458
		Nordstrom, Inc.	4,000	222,840
		Staples, Inc.	7,700	198,044
		Starbucks Corp. *	5,200	181,688
				1,022,660
	3.84%	Business Services
		Burlington Northern Santa Fe Corp.	2,700	216,972
		Fedex Corporation	1,700	187,680
				404,652
	23.39%	Financial Services
		Ace, LTD.	3,300	190,674
		ETrade Financial Corp. *	8,900	216,982
		Franklin Resources, Inc.	1,900	226,309
		Goldman Sachs Group, Inc.	400	84,864
		Hartford Financial Services Group,	2,300	218,293
		KIMCO Realty, Corp.	4,700	233,120
		Lehman Brothers Holdings Inc.	2,400	197,376
		Metlife, Inc.	3,600	223,632
		Public Storage, Inc.	2,100	228,396
		Regions Financial Corp.	5,741	208,169
		T Rowe Price Group, Inc.	4,700	225,506
		Wachovia Corp.	3,800	214,700
				2,468,021
	9.67%	Consumer Goods
		Altria Group, Inc.	2,600	227,214
		Brown Forman Corp.	2,700	177,093
		Clorox Co.	3,200	209,344
		Coach, Inc. *	4,500	206,370
		Reynolds American, Inc.	3,100	199,950
				$ 1,019,971
Everest America Fund
Schedule of Investments as of January 31, 2007 (UNAUDITED)
(Continued)

		COMMON STOCKS (Continued)	Shares	Market Value

	12.57%	Industrial Materials
		Deere & Co.	2,300	$ 230,644
		Freeport-Mcmoran Copper & Gold Inc.	3,800	218,538
		Ingersoll-Rand Co. Ltd.	5,500	235,840
		Parker-Hannifin Corp. #	2,400	198,624
		Rockwell Automation Inc.	3,400	208,114
		Temple-Inland, Inc.	4,700	234,718
				1,326,478
	8.88%	Energy
		Baker Hughes, Inc.	2,700	186,381
		Chevron Corp.	2,700	196,776
		Halliburton Co.	6,200	183,148
		Nabors Industries Ltd. *	6,100	184,708
		Occidental Petroleum Corp.	4,000	185,440
				936,453
	5.77%	Utilities
		Constellation Energy Group, Inc.	2,900	210,395
		Exelon Corp.	3,200	191,968
		Sempra Energy	3,600	206,568
				608,931

	97.32%	Total Common Stocks (Cost $8,680,993)		$ 10,268,225

		SHORT-TERM INVESTMENTS

		Aim Liquid Assets, 5.24% +	211,822	211,822
		Aim Short Term Portfolio, 5.25% +	33,565	33,565
		Fidelity Money Market, 5.17% +	64,074	64,074

	2.93%	Total Short-Term Investments (Cost $309,462)		$ 309,462

	100.25%	Total Investments (Cost $8,990,454)		$ 10,577,686

	-0.25%	Cash and Other Assets Less Liabilities		(26,502)

	100.00%	Total Net Assets		$ 10,551,184

		UNREALIZED APPRECIATION (DEPRECIATION)
		The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

		Unrealized Appreciation		1,743,285
		Unrealized Depreciation		(157,768)

		Net Unrealized Appreciation (Depreciation)		1,585,517

		Cost for Federal Income Tax Purposes		$ 8,992,169
Everest America Fund
Call Options Written as of January 31, 2007 (UNAUDITED)

		COVERED CALLS	Contracts	Market Value

		Industrial Materials
		Parker-Hannifan Feb 80 Calls	14	$ 3,220

		Total (Premiums received $4,423)		$ 3,220

*	Non-income producing security.

#	Portion of the security is segregated as collateral for call options written.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of January 31, 2007

(a)

Portfolio securities are valued at the last quoted sale price or closing values.  If this is unavailable, then the average of the closing bid and asked prices is used.  If there was no asked price the security is valued at the closing bid price on that day.  Debt instruments are valued at the average of the closing bid and asked prices.  If the security has less than 60 days to maturity it is valued at amortized cost.  All securities and assets for which market quotations are not readily available or any assets for which market quotations are not readily available or any security that the board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive and principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no changes in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Everest Funds

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  March 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  March 27, 2007